Schedule of Investments (unaudited) December 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Axon Enterprise Inc.(a)(b)	47,184	$5,781,456
Boeing Co. (The)	387,281	82,901,371
BWX Technologies Inc.	71,840	4,330,515
Curtiss-Wright Corp.	31,603	3,677,009
General Dynamics Corp.	185,365	27,586,019
HEICO Corp.	33,915	4,490,346
HEICO Corp., Class A	55,418	6,487,231
Hexcel Corp.	57,736	2,799,619
Howmet Aerospace Inc.	291,416	8,317,013
Huntington Ingalls Industries Inc.	29,707	5,064,449
L3Harris Technologies Inc.	152,666	28,856,927
Lockheed Martin Corp.	179,185	63,607,091
Mercury Systems Inc.(a)	39,725	3,498,183
Northrop Grumman Corp.	114,096	34,767,333
Raytheon Technologies Corp.	1,033,223	73,885,777
Spirit AeroSystems Holdings Inc., Class A	77,981	3,048,277
Teledyne Technologies Inc.(a)	26,668	10,453,323
Textron Inc.	162,600	7,858,458
TransDigm Group Inc.(a)	38,273	23,685,246
Virgin Galactic Holdings Inc.(a)(b)	53,675	1,273,708

		402,369,351

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	93,635	8,789,517
Expeditors International of Washington Inc.	123,533	11,749,224
FedEx Corp.	174,733	45,364,181
United Parcel Service Inc., Class B	520,447	87,643,275
XPO Logistics Inc.(a)	65,964	7,862,909

		161,409,106

Airlines — 0.2%
Alaska Air Group Inc.	91,218	4,743,336
American Airlines Group Inc.(b)	394,373	6,219,262
Copa Holdings SA, Class A, NVS	25,028	1,932,912
Delta Air Lines Inc.	457,580	18,399,292
JetBlue Airways Corp.(a)	211,824	3,079,921
Southwest Airlines Co.	423,139	19,722,509
United Airlines Holdings Inc.(a)(b)	206,137	8,915,425

		63,012,657

Auto Components — 0.2%
Aptiv PLC	192,765	25,115,352
BorgWarner Inc.	181,478	7,012,310
Gentex Corp.	184,172	6,248,956
Lear Corp.	43,547	6,925,279

		45,301,897

Automobiles — 1.8%
Ford Motor Co.	2,831,744	24,891,030
General Motors Co.	911,837	37,968,893
Harley-Davidson Inc.(b)	115,745	4,247,841
Tesla Inc.(a)	549,591	387,829,881
Thor Industries Inc.(b)	37,403	3,478,105

		458,415,750

Banks — 3.7%
Associated Banc-Corp.	111,331	1,898,194
Bank of America Corp.	5,615,585	170,208,381
Bank of Hawaii Corp.	30,509	2,337,600
Bank OZK	81,421	2,546,035
BOK Financial Corp.	25,315	1,733,571
Citigroup Inc.	1,509,758	93,091,678

Security	Shares	Value

Banks (continued)
Citizens Financial Group Inc.	309,116	$11,053,988
Comerica Inc.	104,235	5,822,567
Commerce Bancshares Inc.(b)	74,177	4,873,468
Cullen/Frost Bankers Inc.	42,716	3,726,117
East West Bancorp. Inc.	102,495	5,197,521
Fifth Third Bancorp.	508,345	14,015,072
First Citizens BancShares Inc./NC, Class A	4,339	2,491,757
First Hawaiian Inc.	84,345	1,988,855
First Horizon Corp.	396,329	5,057,158
First Republic Bank/CA	125,329	18,414,590
FNB Corp.	250,164	2,376,558
Huntington Bancshares Inc./OH	746,609	9,429,672
JPMorgan Chase & Co.	2,200,451	279,611,309
KeyCorp	716,526	11,758,192
M&T Bank Corp.	91,134	11,601,358
PacWest Bancorp.	90,897	2,308,784
People’s United Financial Inc.	321,973	4,163,111
Pinnacle Financial Partners Inc.	55,804	3,593,778
PNC Financial Services Group Inc. (The)	309,445	46,107,305
Popular Inc.	62,933	3,544,387
Prosperity Bancshares Inc.	66,626	4,621,179
Regions Financial Corp.	708,459	11,420,359
Signature Bank/New York NY	39,363	5,325,420
Sterling Bancorp./DE	140,180	2,520,436
SVB Financial Group(a)	36,700	14,233,361
Synovus Financial Corp.	109,904	3,557,592
TCF Financial Corp.	113,584	4,204,880
Truist Financial Corp.	978,434	46,896,342
U.S. Bancorp.	991,809	46,208,381
Umpqua Holdings Corp.	151,099	2,287,639
Webster Financial Corp.	68,749	2,897,770
Wells Fargo & Co.	2,722,602	82,168,128
Western Alliance Bancorp.	73,600	4,412,320
Wintrust Financial Corp.	43,675	2,668,106
Zions Bancorp NA	121,452	5,275,875

		957,648,794

Beverages — 1.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	6,298	6,262,038
Brown-Forman Corp., Class A	32,950	2,420,837
Brown-Forman Corp., Class B, NVS	128,074	10,172,918
Coca-Cola Co. (The)	2,806,222	153,893,215
Constellation Brands Inc., Class A	115,846	25,376,066
Keurig Dr Pepper Inc.	324,254	10,376,128
Molson Coors Beverage Co., Class B	132,770	5,999,876
Monster Beverage Corp.(a)	266,614	24,656,463
PepsiCo Inc.	1,007,511	149,413,881

		388,571,422

Biotechnology — 2.2%
AbbVie Inc.	1,278,568	136,998,561
ACADIA Pharmaceuticals Inc.(a)	84,269	4,505,021
Acceleron Pharma Inc.(a)	38,310	4,901,381
Agios Pharmaceuticals Inc.(a)(b)	49,365	2,138,985
Alexion Pharmaceuticals Inc.(a)	153,982	24,058,148
Alkermes PLC(a)(b)	120,830	2,410,559
Alnylam Pharmaceuticals Inc.(a)	85,008	11,048,490
Amgen Inc.	423,291	97,323,067
Biogen Inc.(a)	111,375	27,271,282
BioMarin Pharmaceutical Inc.(a)	129,673	11,371,025
Bluebird Bio Inc.(a)(b)	53,021	2,294,219

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Exact Sciences Corp.(a)(b)	106,135	$14,061,826
Exelixis Inc.(a)	212,404	4,262,948
Gilead Sciences Inc.	908,829	52,948,378
Global Blood Therapeutics Inc.(a)(b)	48,567	2,103,437
Incyte Corp.(a)	130,619	11,361,241
Ionis Pharmaceuticals Inc.(a)	91,906	5,196,365
Iovance Biotherapeutics Inc.(a)(b)	103,900	4,820,960
Moderna Inc.(a)	208,483	21,780,219
Neurocrine Biosciences Inc.(a)	64,864	6,217,214
Regeneron Pharmaceuticals Inc.(a)	70,058	33,845,720
Sage Therapeutics Inc.(a)(b)	35,070	3,033,906
Sarepta Therapeutics Inc.(a)	54,828	9,347,626
Seagen Inc.(a)	91,932	16,100,970
United Therapeutics Corp.(a)	32,561	4,942,434
Vertex Pharmaceuticals Inc.(a)	188,611	44,576,324

		558,920,306

Building Products — 0.5%
A O Smith Corp.	93,950	5,150,339
Allegion PLC	65,349	7,605,317
Armstrong World Industries Inc.	36,201	2,692,992
AZEK Co. Inc. (The)(a)	51,507	1,980,444
Carrier Global Corp.	625,018	23,575,679
Fortune Brands Home & Security Inc.	100,144	8,584,344
Johnson Controls International PLC	527,584	24,580,139
Lennox International Inc.	24,246	6,642,677
Masco Corp.	186,484	10,243,566
Owens Corning	74,577	5,649,953
Trane Technologies PLC	172,489	25,038,503
Trex Co. Inc.(a)(b)	84,138	7,044,033

		128,787,986

Capital Markets — 2.7%
Affiliated Managers Group Inc.	31,158	3,168,768
Ameriprise Financial Inc.	85,596	16,633,871
Apollo Global Management Inc.	124,016	6,074,304
Ares Management Corp., Class A	71,333	3,356,218
Bank of New York Mellon Corp. (The)	574,981	24,402,194
BlackRock Inc.(c)	106,882	77,119,638
Carlyle Group Inc. (The)	92,865	2,919,675
Cboe Global Markets Inc.	76,677	7,140,162
Charles Schwab Corp. (The)	1,002,172	53,155,203
CME Group Inc.	259,204	47,188,088
Eaton Vance Corp., NVS	78,197	5,311,922
Evercore Inc., Class A	27,528	3,018,170
FactSet Research Systems Inc.	26,268	8,734,110
Franklin Resources Inc.	204,223	5,103,533
Goldman Sachs Group Inc. (The)	239,711	63,214,188
Interactive Brokers Group Inc., Class A	49,591	3,021,084
Intercontinental Exchange Inc.	403,020	46,464,176
Invesco Ltd.	282,381	4,921,901
KKR & Co. Inc.	394,214	15,961,725
Lazard Ltd., Class A	78,583	3,324,061
LPL Financial Holdings Inc.	58,508	6,097,704
MarketAxess Holdings Inc.	26,359	15,039,391
Moody’s Corp.	117,562	34,121,195
Morgan Stanley	967,005	66,268,853
Morningstar Inc.	15,790	3,656,490
MSCI Inc.	58,812	26,261,322
Nasdaq Inc.	81,817	10,860,388
Northern Trust Corp.	141,073	13,139,539

Security	Shares	Value

Capital Markets (continued)
Raymond James Financial Inc.	91,609	$8,764,233
S&P Global Inc.	174,326	57,306,186
SEI Investments Co.	79,412	4,563,808
State Street Corp.	252,507	18,377,459
T Rowe Price Group Inc.	162,941	24,667,638
Tradeweb Markets Inc., Class A	63,580	3,970,571
Virtu Financial Inc., Class A	46,006	1,157,971

		694,485,739

Chemicals — 1.8%
Air Products & Chemicals Inc.	161,202	44,043,610
Albemarle Corp.	75,021	11,067,098
Ashland Global Holdings Inc.	37,718	2,987,266
Axalta Coating Systems Ltd.(a)	148,555	4,241,245
Cabot Corp.	43,675	1,960,134
Celanese Corp.	83,086	10,796,195
CF Industries Holdings Inc.	155,208	6,008,102
Chemours Co. (The)	123,917	3,071,902
Corteva Inc.	548,812	21,250,001
Dow Inc.	535,509	29,720,749
DuPont de Nemours Inc.	536,563	38,154,995
Eastman Chemical Co.	96,159	9,642,824
Ecolab Inc.	181,864	39,348,095
Element Solutions Inc.	168,108	2,980,555
FMC Corp.	95,816	11,012,133
Huntsman Corp.	152,180	3,825,805
International Flavors & Fragrances Inc.	79,553	8,658,549
Linde PLC	380,901	100,371,222
LyondellBasell Industries NV, Class A	183,735	16,841,150
Mosaic Co. (The)	241,318	5,552,727
NewMarket Corp.	5,402	2,151,563
Olin Corp.	96,172	2,361,984
PPG Industries Inc.	172,633	24,897,131
RPM International Inc.	91,310	8,289,122
Scotts Miracle-Gro Co. (The)	29,392	5,853,123
Sherwin-Williams Co. (The)	59,615	43,811,660
Valvoline Inc.	134,432	3,110,756
Westlake Chemical Corp.	27,336	2,230,618
WR Grace & Co.	44,258	2,426,224

		466,666,538

Commercial Services & Supplies — 0.5%
ADT Inc.	112,431	882,583
Cintas Corp.	63,515	22,450,012
Clean Harbors Inc.(a)	39,168	2,980,685
Copart Inc.(a)	149,523	19,026,802
IAA Inc.(a)	97,375	6,327,428
MSA Safety Inc.	26,436	3,949,274
Republic Services Inc.	149,985	14,443,555
Rollins Inc.	156,377	6,109,649
Stericycle Inc.(a)(b)	68,953	4,780,511
Waste Management Inc.	308,421	36,372,089

		117,322,588

Communications Equipment — 0.8%
Arista Networks Inc.(a)	42,174	12,254,499
Ciena Corp.(a)	114,263	6,038,800
Cisco Systems Inc.	3,082,093	137,923,662
CommScope Holding Co. Inc.(a)(b)	129,280	1,732,352
EchoStar Corp., Class A(a)	45,780	970,078
F5 Networks Inc.(a)(b)	43,353	7,627,527
Juniper Networks Inc.	249,430	5,614,669

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Lumentum Holdings Inc.(a)(b)	54,419	$5,158,921
Motorola Solutions Inc.	122,165	20,775,380
Ubiquiti Inc.	6,643	1,850,142
ViaSat Inc.(a)(b)	36,417	1,189,015

		201,135,045

Construction & Engineering — 0.1%
AECOM(a)	115,406	5,744,911
Jacobs Engineering Group Inc.	89,584	9,761,072
Quanta Services Inc.	99,387	7,157,852
Valmont Industries Inc.	14,244	2,491,703

		25,155,538

Construction Materials — 0.1%
Eagle Materials Inc.	32,186	3,262,051
Martin Marietta Materials Inc.	45,158	12,823,517
Vulcan Materials Co.	97,482	14,457,556

		30,543,124

Consumer Finance — 0.6%
Ally Financial Inc.	276,025	9,843,051
American Express Co.	474,213	57,337,094
Capital One Financial Corp.	330,929	32,712,332
Credit Acceptance Corp.(a)(b)	7,604	2,632,049
Discover Financial Services	219,982	19,914,970
LendingTree Inc.(a)(b)	8,664	2,372,117
OneMain Holdings Inc.	52,222	2,515,012
Santander Consumer USA Holdings Inc.	43,154	950,251
SLM Corp.	272,142	3,371,839
Synchrony Financial	416,234	14,447,482

		146,096,197

Containers & Packaging — 0.4%
Amcor PLC	1,144,349	13,468,988
AptarGroup Inc.	44,868	6,141,980
Avery Dennison Corp.	61,802	9,586,108
Ball Corp.	229,279	21,364,217
Berry Global Group Inc.(a)	99,085	5,567,586
Crown Holdings Inc.(a)	92,028	9,221,206
Graphic Packaging Holding Co.	193,300	3,274,502
International Paper Co.	288,975	14,367,837
Packaging Corp. of America	69,079	9,526,685
Sealed Air Corp.	109,726	5,024,354
Silgan Holdings Inc.	57,080	2,116,526
Sonoco Products Co.	69,748	4,132,569
Westrock Co.	182,332	7,936,912

		111,729,470

Distributors — 0.1%
Genuine Parts Co.	103,925	10,437,188
LKQ Corp.(a)	219,646	7,740,325
Pool Corp.	28,149	10,485,502

		28,663,015

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	42,148	7,291,183
Chegg Inc.(a)(b)	88,039	7,952,563
frontdoor Inc.(a)	65,253	3,276,353
Graham Holdings Co., Class B	2,518	1,343,051
Grand Canyon Education Inc.(a)(b)	36,464	3,395,163
H&R Block Inc.	141,293	2,240,907
Service Corp. International	121,245	5,953,129
Terminix Global Holdings Inc.(a)	91,942	4,689,961

		36,142,310

Security	Shares	Value

Diversified Financial Services — 1.3%
Berkshire Hathaway Inc., Class B(a)	1,366,916	$316,946,813
Equitable Holdings Inc.	282,215	7,221,882
Jefferies Financial Group Inc.	153,965	3,787,539
Voya Financial Inc.	91,406	5,375,587

		333,331,821

Diversified Telecommunication Services — 1.3%
AT&T Inc.	5,176,881	148,887,098
CenturyLink Inc.	780,307	7,607,993
Verizon Communications Inc.	3,008,767	176,765,061

		333,260,152

Electric Utilities — 1.7%
Alliant Energy Corp.	177,214	9,131,837
American Electric Power Co. Inc.	360,586	30,025,996
Avangrid Inc.	41,435	1,883,221
Duke Energy Corp.	535,891	49,066,180
Edison International	262,705	16,503,128
Entergy Corp.	147,698	14,746,168
Evergy Inc.	164,638	9,139,055
Eversource Energy	247,430	21,405,169
Exelon Corp.	702,749	29,670,063
FirstEnergy Corp.	385,985	11,815,001
Hawaiian Electric Industries Inc.	73,502	2,601,236
IDACORP Inc.	38,656	3,712,136
NextEra Energy Inc.	1,419,970	109,550,685
NRG Energy Inc.	176,895	6,642,407
OGE Energy Corp.	150,089	4,781,836
PG&E Corp.(a)(b)	965,721	12,032,884
Pinnacle West Capital Corp.	78,779	6,298,381
PPL Corp.	559,728	15,784,330
Southern Co. (The)	763,744	46,916,794
Xcel Energy Inc.	378,488	25,233,795

		426,940,302

Electrical Equipment — 0.6%
Acuity Brands Inc.(b)	25,994	3,147,613
AMETEK Inc.	165,111	19,968,524
Array Technologies Inc.(a)(b)	39,754	1,714,988
Eaton Corp. PLC	289,050	34,726,467
Emerson Electric Co.	434,228	34,898,904
Generac Holdings Inc.(a)	43,381	9,865,273
GrafTech International Ltd.	70,760	754,302
Hubbell Inc.	40,302	6,318,951
nVent Electric PLC	119,556	2,784,459
Regal Beloit Corp.	31,148	3,825,286
Rockwell Automation Inc.	85,027	21,325,622
Sensata Technologies Holding PLC(a)	115,982	6,116,891
Vertiv Holdings Co.	159,088	2,970,173

		148,417,453

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	211,980	27,720,625
Arrow Electronics Inc.(a)	53,118	5,168,381
Avnet Inc.	76,264	2,677,629
CDW Corp./DE	104,331	13,749,782
Cognex Corp.	124,055	9,959,756
Coherent Inc.(a)	18,684	2,802,974
Corning Inc.	538,464	19,384,704
Dolby Laboratories Inc., Class A	47,349	4,599,008
FLIR Systems Inc.	94,811	4,155,566
IPG Photonics Corp.(a)(b)	26,535	5,938,268
Jabil Inc.	112,407	4,780,670

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Keysight Technologies Inc.(a)	133,984	$17,697,946
Littelfuse Inc.	17,683	4,503,153
National Instruments Corp.	97,632	4,289,950
SYNNEX Corp.	30,177	2,457,615
Trimble Inc.(a)	177,500	11,851,675
Vontier Corp.(a)	93,956	3,138,130
Zebra Technologies Corp., Class A(a)	38,117	14,649,507

		159,525,339

Energy Equipment & Services — 0.2%
Baker Hughes Co.	476,377	9,932,460
Halliburton Co.	635,869	12,017,924
Helmerich & Payne Inc.	79,997	1,852,731
NOV Inc.	290,035	3,982,181
Schlumberger Ltd.	1,016,005	22,179,389

		49,964,685

Entertainment — 2.3%
Activision Blizzard Inc.	553,097	51,355,056
Electronic Arts Inc.	208,381	29,923,512
Liberty Media Corp.-Liberty Formula One, Class A(a)	22,032	836,996
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	147,414	6,279,836
Lions Gate Entertainment Corp., Class A(a)(b)	64,650	735,070
Lions Gate Entertainment Corp., Class B, NVS(a)	110,175	1,143,616
Live Nation Entertainment Inc.(a)	103,162	7,580,344
Madison Square Garden Entertainment Corp.(a)	11,234	1,180,019
Madison Square Garden Sports Corp.(a)	12,609	2,321,317
Netflix Inc.(a)	308,759	166,955,254
Roku Inc.(a)	79,026	26,238,212
Spotify Technology SA(a)(b)	95,044	29,906,545
Take-Two Interactive Software Inc.(a)	82,845	17,214,363
Walt Disney Co. (The)(a)	1,312,715	237,837,704
World Wrestling Entertainment Inc., Class A	29,979	1,440,491
Zynga Inc., Class A(a)(b)	619,642	6,115,867

		587,064,202

Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities Inc.	97,130	17,310,509
American Campus Communities Inc.	99,700	4,264,169
American Homes 4 Rent, Class A	197,817	5,934,510
American Tower Corp.	319,518	71,719,010
Americold Realty Trust	152,716	5,700,888
Apartment Income REIT Corp.(a)	112,973	4,339,293
Apartment Investment and Management Co., Class A	161,654	853,533
Apple Hospitality REIT Inc.	161,664	2,087,082
AvalonBay Communities Inc.	100,906	16,188,350
Boston Properties Inc.	112,950	10,677,163
Brandywine Realty Trust	138,348	1,647,725
Brixmor Property Group Inc.	224,148	3,709,649
Brookfield Property REIT Inc., Class A(b)	42,450	634,203
Camden Property Trust	70,181	7,012,486
CoreSite Realty Corp.	29,157	3,652,789
Corporate Office Properties Trust	81,832	2,134,179
Cousins Properties Inc.	112,608	3,772,368
Crown Castle International Corp.	303,318	48,285,192
CubeSmart	133,841	4,498,396
CyrusOne Inc.	87,604	6,408,233
Digital Realty Trust Inc.	202,640	28,270,306
Douglas Emmett Inc.	121,156	3,535,332
Duke Realty Corp.	262,597	10,496,002
Empire State Realty Trust Inc., Class A	113,251	1,055,499

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties	58,935	$1,915,387
Equinix Inc.	64,644	46,167,452
Equity Commonwealth	78,377	2,138,125
Equity LifeStyle Properties Inc.	122,606	7,768,316
Equity Residential	269,374	15,968,491
Essex Property Trust Inc.	48,306	11,468,810
Extra Space Storage Inc.	89,777	10,401,563
Federal Realty Investment Trust	56,245	4,787,574
First Industrial Realty Trust Inc.	97,765	4,118,839
Gaming and Leisure Properties Inc.	159,102	6,745,925
Healthcare Trust of America Inc., Class A(b)	158,528	4,365,861
Healthpeak Properties Inc.	383,806	11,602,455
Highwoods Properties Inc.	71,058	2,816,029
Host Hotels & Resorts Inc.	508,355	7,437,234
Hudson Pacific Properties Inc.	102,278	2,456,718
Invitation Homes Inc.	400,354	11,890,514
Iron Mountain Inc.	201,185	5,930,934
JBG SMITH Properties	94,488	2,954,640
Kilroy Realty Corp.	83,548	4,795,655
Kimco Realty Corp.	289,707	4,348,502
Lamar Advertising Co., Class A	64,853	5,397,067
Life Storage Inc.	36,067	4,306,039
Medical Properties Trust Inc.	385,553	8,401,200
Mid-America Apartment Communities Inc.	81,731	10,354,500
National Retail Properties Inc.	131,306	5,373,042
Omega Healthcare Investors Inc.	159,211	5,782,544
Outfront Media Inc.	115,871	2,266,437
Paramount Group Inc.	137,865	1,246,300
Park Hotels & Resorts Inc.	175,771	3,014,473
Prologis Inc.	537,166	53,533,964
Public Storage	108,994	25,169,984
Rayonier Inc.	100,490	2,952,396
Realty Income Corp.	256,402	15,940,512
Regency Centers Corp.	119,486	5,447,367
Rexford Industrial Realty Inc.	90,015	4,420,637
SBA Communications Corp.	79,828	22,521,874
Simon Property Group Inc.	232,371	19,816,599
SL Green Realty Corp.	52,781	3,144,692
Spirit Realty Capital Inc.	82,938	3,331,619
STORE Capital Corp.	177,530	6,032,469
Sun Communities Inc.	76,733	11,659,579
UDR Inc.	217,513	8,359,025
Ventas Inc.	267,045	13,095,887
VEREIT Inc.	159,513	6,027,996
VICI Properties Inc.	379,997	9,689,923
Vornado Realty Trust	123,304	4,604,171
Weingarten Realty Investors	93,860	2,033,946
Welltower Inc.	303,433	19,607,840
Weyerhaeuser Co.	547,138	18,345,537
WP Carey Inc.	129,194	9,118,513

		745,262,022

Food & Staples Retailing — 1.3%
Albertsons Companies Inc., Class A(a)(b)	33,496	588,860
Casey’s General Stores Inc.	26,708	4,770,583
Costco Wholesale Corp.	320,175	120,635,536
Grocery Outlet Holding Corp.(a)	56,987	2,236,740
Kroger Co. (The)	554,982	17,626,228
Sprouts Farmers Market Inc.(a)	76,885	1,545,389
Sysco Corp.	349,332	25,941,394
U.S. Foods Holding Corp.(a)(b)	164,609	5,483,126

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Inc.	526,138	$20,982,383
Walmart Inc.	1,011,546	145,814,356

		345,624,595

Food Products — 1.0%
Archer-Daniels-Midland Co.	397,873	20,056,778
Beyond Meat Inc.(a)(b)	39,326	4,915,750
Bunge Ltd.	101,984	6,688,111
Campbell Soup Co.	141,539	6,843,411
Conagra Brands Inc.	359,792	13,046,058
Flowers Foods Inc.	131,291	2,971,115
General Mills Inc.	437,484	25,724,059
Hain Celestial Group Inc. (The)(a)	62,608	2,513,711
Hershey Co. (The)	106,049	16,154,444
Hormel Foods Corp.	197,876	9,223,000
Ingredion Inc.	51,109	4,020,745
JM Smucker Co. (The)	78,095	9,027,782
Kellogg Co.	178,533	11,110,109
Kraft Heinz Co. (The)	463,704	16,071,981
Lamb Weston Holdings Inc.	108,626	8,553,211
McCormick & Co. Inc./MD, NVS	178,482	17,062,879
Mondelez International Inc., Class A	1,022,051	59,759,322
Pilgrim’s Pride Corp.(a)	45,363	889,569
Post Holdings Inc.(a)	46,326	4,679,389
Seaboard Corp.	125	378,875
TreeHouse Foods Inc.(a)(b)	36,742	1,561,168
Tyson Foods Inc., Class A	211,221	13,611,081

		254,862,548

Gas Utilities — 0.1%
Atmos Energy Corp.	90,461	8,632,693
National Fuel Gas Co.	59,492	2,446,906
UGI Corp.	156,736	5,479,491

		16,559,090

Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	1,254,509	137,356,190
ABIOMED Inc.(a)	31,323	10,154,917
Align Technology Inc.(a)	56,992	30,455,385
Baxter International Inc.	372,077	29,855,458
Becton Dickinson and Co.	201,455	50,408,070
Boston Scientific Corp.(a)	1,043,909	37,528,529
Cooper Companies Inc. (The)	35,370	12,850,628
Danaher Corp.	454,021	100,856,225
DENTSPLY SIRONA Inc.	158,985	8,324,455
DexCom Inc.(a)(b)	66,250	24,493,950
Edwards Lifesciences Corp.(a)	450,384	41,088,532
Envista Holdings Corp.(a)	115,959	3,911,297
Globus Medical Inc., Class A(a)	57,859	3,773,564
Haemonetics Corp.(a)	36,197	4,298,394
Hill-Rom Holdings Inc.	50,316	4,929,459
Hologic Inc.(a)	183,069	13,332,915
ICU Medical Inc.(a)	15,338	3,289,848
IDEXX Laboratories Inc.(a)	60,835	30,409,591
Insulet Corp.(a)	46,733	11,946,357
Integra LifeSciences Holdings Corp.(a)	54,536	3,540,477
Intuitive Surgical Inc.(a)	83,802	68,558,416
Masimo Corp.(a)	36,024	9,668,121
Medtronic PLC	973,158	113,995,728
Novocure Ltd.(a)	73,860	12,780,734
Penumbra Inc.(a)(b)	22,924	4,011,700
Quidel Corp.(a)	25,837	4,641,617

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ResMed Inc.	104,803	$22,276,926
STERIS PLC	61,827	11,718,690
Stryker Corp.	250,845	61,467,059
Tandem Diabetes Care Inc.(a)	45,500	4,353,440
Teleflex Inc.	34,108	14,037,830
Varian Medical Systems Inc.(a)	67,236	11,766,972
West Pharmaceutical Services Inc.	52,517	14,878,591
Zimmer Biomet Holdings Inc.	149,412	23,022,895

		939,982,960

Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)(b)	66,766	3,355,659
Amedisys Inc.(a)	23,947	7,024,374
AmerisourceBergen Corp.	103,439	10,112,197
Anthem Inc.	180,860	58,072,337
Cardinal Health Inc.	216,621	11,602,221
Centene Corp.(a)	414,000	24,852,420
Chemed Corp.	10,948	5,831,014
Cigna Corp.	257,858	53,680,878
CVS Health Corp.	947,124	64,688,569
DaVita Inc.(a)	56,032	6,578,157
Encompass Health Corp.	73,287	6,060,102
Guardant Health Inc.(a)	59,635	7,685,759
HCA Healthcare Inc.	192,476	31,654,603
Henry Schein Inc.(a)	106,432	7,116,044
Humana Inc.	95,646	39,240,684
Laboratory Corp. of America Holdings(a)	71,330	14,519,222
McKesson Corp.	118,663	20,637,869
Molina Healthcare Inc.(a)	42,138	8,961,910
Oak Street Health Inc.(a)	16,703	1,021,555
Premier Inc., Class A	88,181	3,095,153
Quest Diagnostics Inc.	97,002	11,559,728
UnitedHealth Group Inc.	685,696	240,459,873
Universal Health Services Inc., Class B	53,540	7,361,750

		645,172,078

Health Care Technology — 0.2%
American Well Corp., Class A(a)	32,777	830,242
Cerner Corp.	218,026	17,110,681
Change Healthcare Inc.(a)	168,265	3,138,142
Teladoc Health Inc.(a)(b)	78,520	15,700,859
Veeva Systems Inc., Class A(a)(b)	98,121	26,713,442

		63,493,366

Hotels, Restaurants & Leisure — 1.7%
Aramark	165,958	6,386,064
Carnival Corp.	353,945	7,666,449
Chipotle Mexican Grill Inc.(a)	20,109	27,885,351
Choice Hotels International Inc.	23,457	2,503,566
Darden Restaurants Inc.	92,574	11,027,415
Domino’s Pizza Inc.	28,292	10,848,850
Extended Stay America Inc.	139,744	2,069,609
Hilton Worldwide Holdings Inc.	200,355	22,291,497
Hyatt Hotels Corp., Class A	28,014	2,080,039
Las Vegas Sands Corp.	237,133	14,133,127
Marriott International Inc./MD, Class A	193,579	25,536,942
McDonald’s Corp.	540,138	115,902,812
MGM Resorts International	334,093	10,527,270
Norwegian Cruise Line Holdings Ltd.(a)(b)	229,160	5,827,539
Planet Fitness Inc., Class A(a)	59,804	4,642,585
Royal Caribbean Cruises Ltd.	134,262	10,028,029
Six Flags Entertainment Corp.	59,659	2,034,372

5

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	847,385	$90,653,247
Vail Resorts Inc.	29,583	8,252,474
Wendy’s Co. (The)	141,185	3,094,775
Wyndham Destinations Inc.	57,625	2,585,057
Wyndham Hotels & Resorts Inc.	62,707	3,727,304
Wynn Resorts Ltd.	71,892	8,111,574
Yum China Holdings Inc.	287,505	16,413,660
Yum! Brands Inc.	216,910	23,547,750

		437,777,357

Household Durables — 0.4%
DR Horton Inc.	236,858	16,324,253
Garmin Ltd.	107,345	12,844,903
Leggett & Platt Inc.	100,132	4,435,848
Lennar Corp., Class A	193,374	14,740,900
Lennar Corp., Class B	15,632	956,678
Mohawk Industries Inc.(a)	43,859	6,181,926
Newell Brands Inc.	285,704	6,065,496
NVR Inc.(a)	2,498	10,191,490
PulteGroup Inc.	194,443	8,384,382
Tempur Sealy International Inc.(a)	129,794	3,504,438
Toll Brothers Inc.	84,213	3,660,739
Whirlpool Corp.	45,424	8,198,578

		95,489,631

Household Products — 1.4%
Church & Dwight Co. Inc.	181,790	15,857,542
Clorox Co. (The)	90,484	18,270,529
Colgate-Palmolive Co.	614,976	52,586,598
Energizer Holdings Inc.	49,274	2,078,377
Kimberly-Clark Corp.	247,903	33,424,762
Procter & Gamble Co. (The)	1,770,200	246,305,628
Reynolds Consumer Products Inc.	41,825	1,256,423
Spectrum Brands Holdings Inc.	30,747	2,428,398

		372,208,257

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	470,142	11,048,337
Vistra Corp.	354,795	6,975,270

		18,023,607

Industrial Conglomerates — 1.1%
3M Co.	407,140	71,164,001
Carlisle Companies Inc.	37,135	5,799,744
General Electric Co.	6,331,612	68,381,410
Honeywell International Inc.	509,335	108,335,554
Roper Technologies Inc.	75,596	32,588,680

		286,269,389

Insurance — 2.0%
Aflac Inc.	504,559	22,437,739
Alleghany Corp.	9,731	5,874,507
Allstate Corp. (The)	220,298	24,217,359
American Financial Group Inc./OH	49,648	4,350,158
American International Group Inc.	620,824	23,504,397
American National Group Inc.	8,103	778,860
Aon PLC, Class A	164,996	34,858,705
Arch Capital Group Ltd.(a)	289,406	10,438,874
Arthur J Gallagher & Co.	138,489	17,132,474
Assurant Inc.	41,284	5,623,706
Assured Guaranty Ltd.	50,220	1,581,428
Athene Holding Ltd., Class A(a)	78,021	3,365,826
Axis Capital Holdings Ltd.	64,084	3,229,193
Brighthouse Financial Inc.(a)	60,728	2,198,657

Security	Shares	Value

Insurance (continued)
Brown & Brown Inc.	168,287	$7,978,487
Chubb Ltd.	327,882	50,467,597
Cincinnati Financial Corp.	108,834	9,508,827
CNA Financial Corp.	24,504	954,676
Erie Indemnity Co., Class A, NVS	19,006	4,667,874
Everest Re Group Ltd.	28,624	6,700,592
Fidelity National Financial Inc.	199,320	7,791,419
First American Financial Corp.	81,661	4,216,157
Globe Life Inc.	73,266	6,957,339
GoHealth Inc., Class A(a)(b)	30,279	413,611
Hanover Insurance Group Inc. (The)	25,903	3,028,579
Hartford Financial Services Group Inc. (The)	263,247	12,893,838
Kemper Corp.	47,006	3,611,471
Lemonade Inc.(a)(b)	9,252	1,133,370
Lincoln National Corp.	140,077	7,047,274
Loews Corp.	168,476	7,584,790
Markel Corp.(a)	9,657	9,978,578
Marsh & McLennan Companies Inc.	369,425	43,222,725
Mercury General Corp.	24,057	1,256,016
MetLife Inc.	554,519	26,034,667
Old Republic International Corp.	212,505	4,188,474
Primerica Inc.	27,082	3,627,092
Principal Financial Group Inc.	193,574	9,603,206
Progressive Corp. (The)	422,907	41,817,044
Prudential Financial Inc.	284,639	22,221,767
Reinsurance Group of America Inc.	50,768	5,884,011
RenaissanceRe Holdings Ltd.	35,450	5,878,319
Travelers Companies Inc. (The)	182,207	25,576,397
Unum Group	157,809	3,620,138
White Mountains Insurance Group Ltd.	2,382	2,383,572
Willis Towers Watson PLC	92,425	19,472,099
WR Berkley Corp.	101,294	6,727,948

		526,039,837

Interactive Media & Services — 5.2%
Alphabet Inc., Class A(a)	218,129	382,301,611
Alphabet Inc., Class C, NVS(a)	211,321	370,209,033
Facebook Inc., Class A(a)	1,745,141	476,702,716
IAC/InterActiveCorp.(a)	53,373	10,106,178
Match Group Inc.(a)(b)	162,423	24,556,733
Pinterest Inc., Class A(a)	288,555	19,015,774
TripAdvisor Inc.(a)	72,889	2,097,745
Twitter Inc.(a)	565,667	30,630,868
Zillow Group Inc., Class A(a)	43,555	5,920,867
Zillow Group Inc., Class C, NVS(a)(b)	105,647	13,712,981

		1,335,254,506

Internet & Direct Marketing Retail — 4.4%
Amazon.com Inc.(a)	308,112	1,003,499,216
Booking Holdings Inc.(a)	29,585	65,893,783
eBay Inc.	476,607	23,949,502
Etsy Inc.(a)	85,625	15,233,544
Expedia Group Inc.	96,796	12,815,790
Grubhub Inc.(a)	69,677	5,174,911
Qurate Retail Inc., Series A	276,126	3,029,102
Wayfair Inc., Class A(a)(b)	51,667	11,666,925

		1,141,262,773

IT Services — 5.8%
Accenture PLC, Class A	462,460	120,799,176
Akamai Technologies Inc.(a)	118,262	12,416,327
Alliance Data Systems Corp.	34,008	2,519,993

6

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Amdocs Ltd.	93,773	$6,651,319
Automatic Data Processing Inc.	313,388	55,218,966
BigCommerce Holdings Inc., Series 1(a)(b)	5,962	382,462
Black Knight Inc.(a)	107,478	9,495,681
Booz Allen Hamilton Holding Corp.	100,007	8,718,610
Broadridge Financial Solutions Inc.	83,071	12,726,477
CACI International Inc., Class A(a)	18,780	4,682,417
Cognizant Technology Solutions Corp., Class A	387,933	31,791,109
Concentrix Corp.(a)	30,177	2,978,470
DXC Technology Co.	183,964	4,737,073
EPAM Systems Inc.(a)	37,922	13,589,349
Euronet Worldwide Inc.(a)	37,159	5,385,082
Fastly Inc., Class A(a)(b)	57,308	5,007,000
Fidelity National Information Services Inc.	447,293	63,274,068
Fiserv Inc.(a)	417,730	47,562,738
FleetCor Technologies Inc.(a)	59,454	16,220,835
Gartner Inc.(a)	62,802	10,060,252
Genpact Ltd.	140,980	5,830,933
Global Payments Inc.	215,466	46,415,686
Globant SA(a)	27,980	6,088,728
GoDaddy Inc., Class A(a)	123,305	10,228,150
International Business Machines Corp.	643,975	81,063,573
Jack Henry & Associates Inc.	56,443	9,143,201
Leidos Holdings Inc.	98,998	10,406,670
Mastercard Inc., Class A	640,748	228,708,591
MongoDB Inc.(a)(b)	37,431	13,439,226
Okta Inc.(a)	83,058	21,118,327
Paychex Inc.	230,719	21,498,396
PayPal Holdings Inc.(a)	852,860	199,739,812
Sabre Corp.	230,291	2,768,098
Science Applications International Corp.	42,206	3,994,376
Square Inc., Class A(a)	268,425	58,420,017
StoneCo Ltd., Class A(a)	147,327	12,363,682
Switch Inc., Class A	48,141	788,068
Twilio Inc., Class A(a)(b)	101,824	34,467,424
VeriSign Inc.(a)	73,229	15,846,756
Visa Inc., Class A	1,226,541	268,281,313
Western Union Co. (The)	298,173	6,541,916
WEX Inc.(a)	31,258	6,361,941

		1,497,732,288

Leisure Products — 0.2%
Brunswick Corp./DE	57,363	4,373,355
Hasbro Inc.	90,024	8,420,845
Mattel Inc.(a)	236,560	4,127,972
Peloton Interactive Inc., Class A(a)	184,317	27,964,575
Polaris Inc.	43,919	4,184,603

		49,071,350

Life Sciences Tools & Services — 1.3%
10X Genomics Inc., Class A(a)	40,164	5,687,222
Adaptive Biotechnologies Corp.(a)	57,919	3,424,751
Agilent Technologies Inc.	222,909	26,412,487
Avantor Inc.(a)	359,233	10,112,409
Berkeley Lights Inc.(a)(b)	9,175	820,337
Bio-Rad Laboratories Inc., Class A(a)	15,321	8,931,224
Bio-Techne Corp.	28,048	8,906,642
Bruker Corp.	72,591	3,929,351
Charles River Laboratories International Inc.(a)	34,732	8,678,138
Illumina Inc.(a)	106,282	39,324,340
IQVIA Holdings Inc.(a)	136,832	24,516,189

Security	Shares	Value

Life Sciences Tools & Services (continued)
Mettler-Toledo International Inc.(a)	16,930	$19,294,782
PerkinElmer Inc.(b)	79,403	11,394,331
PPD Inc.(a)	116,473	3,985,706
PRA Health Sciences Inc.(a)	47,146	5,913,994
QIAGEN NV(a)	167,128	8,832,715
Repligen Corp.(a)	37,925	7,267,568
Syneos Health Inc.(a)(b)	54,569	3,717,786
Thermo Fisher Scientific Inc.	286,631	133,506,987
Waters Corp.(a)	43,467	10,754,605

		345,411,564

Machinery — 1.7%
AGCO Corp.	46,533	4,797,087
Allison Transmission Holdings Inc.	78,952	3,405,200
Caterpillar Inc.	392,395	71,423,738
Colfax Corp.(a)(b)	71,901	2,749,494
Crane Co.	38,024	2,952,944
Cummins Inc.	106,339	24,149,587
Deere & Co.	204,403	54,994,627
Donaldson Co. Inc.	95,372	5,329,387
Dover Corp.	102,388	12,926,485
Flowserve Corp.	98,315	3,622,908
Fortive Corp.	219,093	15,516,166
Gates Industrial Corp. PLC(a)	32,459	414,177
Graco Inc.	116,679	8,441,726
IDEX Corp.	53,812	10,719,350
Illinois Tool Works Inc.	229,694	46,830,013
Ingersoll Rand Inc.(a)	255,084	11,621,627
ITT Inc.	65,348	5,033,103
Lincoln Electric Holdings Inc.	42,809	4,976,546
Middleby Corp. (The)(a)	41,070	5,294,744
Nordson Corp.	42,719	8,584,383
Oshkosh Corp.	47,531	4,090,993
Otis Worldwide Corp.	294,509	19,894,083
PACCAR Inc.	249,039	21,487,085
Parker-Hannifin Corp.	93,530	25,478,507
Pentair PLC	119,754	6,357,740
Snap-on Inc.	37,785	6,466,525
Stanley Black & Decker Inc.	111,941	19,988,185
Timken Co. (The)	48,582	3,758,304
Toro Co. (The)	76,155	7,222,540
Trinity Industries Inc.	55,979	1,477,286
Westinghouse Air Brake Technologies Corp.	129,574	9,484,817
Woodward Inc.	41,639	5,060,388
Xylem Inc./NY	127,942	13,023,216

		447,572,961

Marine — 0.0%
Kirby Corp.(a)	45,927	2,380,396

Media — 1.4%
Altice USA Inc., Class A(a)	212,341	8,041,354
Cable One Inc.	3,986	8,879,692
Charter Communications Inc., Class A(a)(b)	105,334	69,683,708
Comcast Corp., Class A	3,290,112	172,401,869
Discovery Inc., Class A(a)(b)	117,608	3,538,825
Discovery Inc., Class C, NVS(a)	225,033	5,893,614
DISH Network Corp., Class A(a)	178,691	5,778,867
Fox Corp., Class A, NVS	241,486	7,032,072
Fox Corp., Class B(a)	123,462	3,565,582
Interpublic Group of Companies Inc. (The)	288,088	6,775,830
John Wiley & Sons Inc., Class A	35,129	1,603,990

7

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Liberty Broadband Corp., Class A(a)(b)	16,785	$2,644,980
Liberty Broadband Corp., Class C, NVS(a)	115,571	18,302,979
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	64,485	2,785,107
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	128,888	5,607,917
New York Times Co. (The), Class A	118,398	6,129,464
News Corp., Class A, NVS	288,766	5,189,125
News Corp., Class B	94,725	1,683,263
Nexstar Media Group Inc., Class A	29,474	3,218,266
Omnicom Group Inc.	150,745	9,401,966
Sirius XM Holdings Inc.(b)	817,445	5,207,125
ViacomCBS Inc., Class A	14,762	558,299
ViacomCBS Inc., Class B, NVS	398,868	14,861,822

		368,785,716

Metals & Mining — 0.4%
Freeport-McMoRan Inc.	1,059,139	27,558,797
Newmont Corp.	580,387	34,759,377
Nucor Corp.	214,634	11,416,382
Reliance Steel & Aluminum Co.	46,097	5,520,116
Royal Gold Inc.	47,732	5,076,776
Southern Copper Corp.	62,100	4,043,952
Steel Dynamics Inc.	141,032	5,199,850

		93,575,250

Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	386,898	6,035,609
Annaly Capital Management Inc.	997,760	8,431,072
New Residential Investment Corp.	316,600	3,147,004
Starwood Property Trust Inc.	192,054	3,706,642

		21,320,327

Multi-Utilities — 0.7%
Ameren Corp.	178,690	13,948,541
CenterPoint Energy Inc.	373,570	8,084,055
CMS Energy Corp.	210,739	12,857,186
Consolidated Edison Inc.	243,254	17,579,967
Dominion Energy Inc.	593,240	44,611,648
DTE Energy Co.	137,708	16,719,128
MDU Resources Group Inc.	139,701	3,679,724
NiSource Inc.	269,315	6,178,086
Public Service Enterprise Group Inc.	366,760	21,382,108
Sempra Energy	209,455	26,686,662
WEC Energy Group Inc.	227,915	20,975,018

		192,702,123

Multiline Retail — 0.5%
Dollar General Corp.	182,075	38,290,373
Dollar Tree Inc.(a)	168,232	18,175,785
Kohl’s Corp.	109,112	4,439,767
Nordstrom Inc.	79,358	2,476,763
Ollie’s Bargain Outlet Holdings Inc.(a)	42,828	3,502,046
Target Corp.	362,574	64,005,188

		130,889,922

Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Corp.	223,984	1,726,917
Apache Corp.	274,784	3,899,185
Cabot Oil & Gas Corp.	297,225	4,838,823
Cheniere Energy Inc.(a)	170,585	10,240,218
Chevron Corp.	1,399,154	118,158,555
Cimarex Energy Co.	77,499	2,906,987
Concho Resources Inc.	141,917	8,280,857
ConocoPhillips	784,235	31,361,558

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Continental Resources Inc./OK	45,149	$735,929
Devon Energy Corp.	268,488	4,244,795
Diamondback Energy Inc.	117,039	5,664,688
EOG Resources Inc.	419,084	20,899,719
EQT Corp.	199,369	2,533,980
Equitrans Midstream Corp.	295,951	2,379,446
Exxon Mobil Corp.	3,071,714	126,616,051
Hess Corp.	201,413	10,632,592
HollyFrontier Corp.	115,047	2,973,965
Kinder Morgan Inc./DE	1,398,462	19,116,975
Marathon Oil Corp.	538,831	3,594,003
Marathon Petroleum Corp.	465,184	19,240,010
Murphy Oil Corp.	105,448	1,275,921
Occidental Petroleum Corp.	599,050	10,369,555
ONEOK Inc.	321,469	12,337,980
Parsley Energy Inc., Class A	218,354	3,100,627
Phillips 66	313,805	21,947,522
Pioneer Natural Resources Co.	120,469	13,720,214
Targa Resources Corp.	164,776	4,346,791
Valero Energy Corp.	292,101	16,524,154
Williams Companies Inc. (The)	872,523	17,494,086
WPX Energy Inc.(a)	304,874	2,484,723

		503,646,826

Personal Products — 0.2%
Coty Inc., Class A	209,583	1,471,273
Estee Lauder Companies Inc. (The), Class A	160,348	42,683,034
Herbalife Nutrition Ltd.(a)	65,512	3,147,852
Nu Skin Enterprises Inc., Class A	34,159	1,866,106

		49,168,265

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	1,642,171	101,863,867
Catalent Inc.(a)	115,901	12,061,817
Elanco Animal Health Inc.(a)	329,994	10,120,916
Eli Lilly & Co.	611,017	103,164,110
Horizon Therapeutics PLC(a)	141,441	10,346,409
Jazz Pharmaceuticals PLC(a)	39,326	6,490,756
Johnson & Johnson	1,915,776	301,504,827
Merck & Co. Inc.	1,833,834	150,007,621
Nektar Therapeutics(a)(b)	134,948	2,294,116
Perrigo Co. PLC	99,291	4,440,294
Pfizer Inc.	4,036,967	148,600,755
Reata Pharmaceuticals Inc., Class A(a)(b)	19,461	2,405,769
Royalty Pharma PLC, Class A	80,659	4,036,983
Viatris Inc.(a)	863,809	16,187,781
Zoetis Inc.	344,091	56,947,061

		930,473,082

Professional Services — 0.5%
CoreLogic Inc.	54,213	4,191,749
CoStar Group Inc.(a)	28,115	25,986,132
Dun & Bradstreet Holdings Inc.(a)(b)	62,572	1,558,043
Equifax Inc.	87,807	16,932,702
FTI Consulting Inc.(a)	24,207	2,704,406
IHS Markit Ltd.	285,939	25,685,900
ManpowerGroup Inc.	42,158	3,801,809
Nielsen Holdings PLC	268,215	5,597,647
Robert Half International Inc.	83,534	5,219,204
TransUnion	137,916	13,684,026
Verisk Analytics Inc.	114,086	23,683,113

		129,044,731

8

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	245,291	$15,384,651
Howard Hughes Corp. (The)(a)	30,859	2,435,701
Jones Lang LaSalle Inc.(b)	38,083	5,650,375

		23,470,727

Road & Rail — 1.2%
AMERCO	7,027	3,189,977
CSX Corp.	552,582	50,146,816
JB Hunt Transport Services Inc.	60,978	8,332,644
Kansas City Southern	67,267	13,731,213
Knight-Swift Transportation Holdings Inc.	91,209	3,814,360
Landstar System Inc.	29,213	3,933,823
Lyft Inc., Class A(a)(b)	179,091	8,798,741
Norfolk Southern Corp.	186,889	44,406,695
Old Dominion Freight Line Inc.	71,674	13,989,331
Ryder System Inc.	40,218	2,483,864
Schneider National Inc., Class B	43,166	893,536
Uber Technologies Inc.(a)	996,935	50,843,685
Union Pacific Corp.	492,355	102,518,158

		307,082,843

Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices Inc.(a)	869,969	79,784,857
Allegro MicroSystems Inc.(a)(b)	20,916	557,621
Analog Devices Inc.	266,059	39,304,896
Applied Materials Inc.	665,881	57,465,530
Broadcom Inc.	286,971	125,650,252
Cirrus Logic Inc.(a)	39,362	3,235,556
Cree Inc.(a)	80,993	8,577,159
Enphase Energy Inc.(a)	75,307	13,214,119
Entegris Inc.	95,272	9,155,639
First Solar Inc.(a)	64,784	6,408,433
Inphi Corp.(a)	34,785	5,581,949
Intel Corp.	2,981,067	148,516,758
KLA Corp.	111,983	28,993,519
Lam Research Corp.	105,773	49,953,415
Marvell Technology Group Ltd.	484,740	23,044,540
Maxim Integrated Products Inc.	190,163	16,857,950
Microchip Technology Inc.	181,250	25,032,438
Micron Technology Inc.(a)	805,254	60,538,996
MKS Instruments Inc.	40,509	6,094,579
Monolithic Power Systems Inc.	31,582	11,566,276
NVIDIA Corp.	428,782	223,909,960
ON Semiconductor Corp.(a)(b)	290,206	9,498,442
Qorvo Inc.(a)	83,884	13,947,393
QUALCOMM Inc.	816,655	124,409,223
Skyworks Solutions Inc.	119,560	18,278,333
SolarEdge Technologies Inc.(a)	35,481	11,322,697
Teradyne Inc.	118,205	14,171,597
Texas Instruments Inc.	665,891	109,292,690
Universal Display Corp.	31,128	7,153,214
Xilinx Inc.	176,007	24,952,512

		1,276,470,543

Software — 9.5%
2U Inc.(a)(b)	56,179	2,247,722
Adobe Inc.(a)	349,275	174,679,413
Alteryx Inc., Class A(a)	39,098	4,761,745
Anaplan Inc.(a)	98,390	7,069,321
ANSYS Inc.(a)	61,545	22,390,071
Aspen Technology Inc.(a)	47,354	6,167,858
Atlassian Corp. PLC, Class A(a)(b)	95,594	22,356,569

Security	Shares	Value

Software (continued)
Autodesk Inc.(a)	159,935	$48,834,553
Avalara Inc.(a)(b)	59,061	9,738,568
Bill.Com Holdings Inc.(a)	53,038	7,239,687
Cadence Design Systems Inc.(a)	199,148	27,169,762
CDK Global Inc.	85,815	4,447,791
Ceridian HCM Holding Inc.(a)	84,435	8,997,394
Citrix Systems Inc.	88,350	11,494,335
Cloudflare Inc., Class A(a)(b)	79,331	6,028,363
Coupa Software Inc.(a)(b)	50,102	16,980,069
Crowdstrike Holdings Inc., Class A(a)	109,234	23,137,946
Datadog Inc., Class A(a)	108,481	10,678,870
Datto Holding Corp.(a)	17,291	466,857
DocuSign Inc.(a)	128,969	28,669,809
Dropbox Inc., Class A(a)(b)	178,464	3,960,116
Duck Creek Technologies Inc.(a)	22,378	968,967
Dynatrace Inc.(a)	127,381	5,511,776
Elastic NV(a)	49,355	7,212,246
Everbridge Inc.(a)(b)	26,757	3,988,666
Fair Isaac Corp.(a)	19,894	10,166,630
FireEye Inc.(a)	161,733	3,729,563
Five9 Inc.(a)(b)	44,826	7,817,654
Fortinet Inc.(a)	95,602	14,199,765
Guidewire Software Inc.(a)(b)	61,688	7,941,096
HubSpot Inc.(a)	29,513	11,700,134
Intuit Inc.	183,720	69,786,042
Jamf Holding Corp.(a)	22,594	676,012
JFrog Ltd.(a)	9,680	608,194
Manhattan Associates Inc.(a)	43,915	4,618,980
McAfee Corp., Class A	26,925	449,378
Medallia Inc.(a)	66,964	2,224,544
Microsoft Corp.	5,441,357	1,210,266,624
nCino Inc.(a)(b)	13,908	1,007,078
New Relic Inc.(a)	39,387	2,575,910
NortonLifeLock Inc.	406,520	8,447,486
Nuance Communications Inc.(a)(b)	199,832	8,810,593
Nutanix Inc., Class A(a)	140,982	4,493,096
Oracle Corp.	1,369,213	88,574,389
Pagerduty Inc.(a)	55,351	2,308,137
Palo Alto Networks Inc.(a)	67,541	24,003,396
Paycom Software Inc.(a)	36,142	16,345,219
Paylocity Holding Corp.(a)	27,734	5,710,708
Pegasystems Inc.	27,614	3,679,842
Pluralsight Inc., Class A(a)	64,932	1,360,975
Proofpoint Inc.(a)	39,556	5,395,834
PTC Inc.(a)(b)	77,416	9,259,728
RealPage Inc.(a)(b)	63,839	5,569,314
RingCentral Inc., Class A(a)(b)	57,338	21,729,382
salesforce.com Inc.(a)	637,079	141,769,190
ServiceNow Inc.(a)	141,246	77,746,036
Slack Technologies Inc., Class A(a)	281,063	11,872,101
Smartsheet Inc., Class A(a)	83,817	5,807,680
SolarWinds Corp.(a)(b)	42,729	638,798
Splunk Inc.(a)	114,480	19,449,007
SS&C Technologies Holdings Inc.	160,368	11,666,772
Synopsys Inc.(a)(b)	110,120	28,547,509
Teradata Corp.(a)(b)	87,206	1,959,519
Trade Desk Inc. (The), Class A(a)	30,174	24,169,374
Tyler Technologies Inc.(a)	29,107	12,705,788
Unity Software Inc.(a)(b)	21,497	3,299,145
VMware Inc., Class A(a)	59,780	8,384,743

9

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Workday Inc., Class A(a)	127,794	$30,620,720
Zendesk Inc.(a)	83,876	12,004,333
Zoom Video Communications Inc., Class A(a)	121,832	41,096,370
Zscaler Inc.(a)	52,610	10,506,743

		2,460,898,005

Specialty Retail — 2.2%
Advance Auto Parts Inc.	46,535	7,329,728
AutoNation Inc.(a)	38,845	2,710,993
AutoZone Inc.(a)	16,835	19,956,882
Best Buy Co. Inc.	163,566	16,322,251
Burlington Stores Inc.(a)	47,922	12,533,999
CarMax Inc.(a)	120,301	11,363,632
Carvana Co.(a)	40,742	9,759,339
Dick’s Sporting Goods Inc.	45,158	2,538,331
Five Below Inc.(a)	39,646	6,937,257
Floor & Decor Holdings Inc., Class A(a)(b)	65,744	6,104,330
Foot Locker Inc.	75,508	3,053,544
Gap Inc. (The)	141,436	2,855,593
Home Depot Inc. (The)	780,178	207,230,880
L Brands Inc.	166,372	6,187,375
Leslie’s Inc.(a)	33,471	928,820
Lowe’s Companies Inc.	548,009	87,960,925
O’Reilly Automotive Inc.(a)	52,025	23,544,954
Penske Automotive Group Inc.	23,134	1,373,928
Ross Stores Inc.	252,497	31,009,157
Tiffany & Co.	86,677	11,393,692
TJX Companies Inc. (The)	867,189	59,220,337
Tractor Supply Co.	82,839	11,645,507
Ulta Beauty Inc.(a)	38,219	10,974,968
Vroom Inc.(a)(b)	24,323	996,513
Williams-Sonoma Inc.	53,787	5,477,668

		559,410,603

Technology Hardware, Storage & Peripherals — 6.3%
Apple Inc.	11,726,628	1,556,006,269
Dell Technologies Inc., Class C(a)	187,672	13,754,481
Hewlett Packard Enterprise Co.	954,825	11,314,676
HP Inc.	997,606	24,531,132
NCR Corp.(a)	86,096	3,234,627
NetApp Inc.	157,023	10,401,203
Pure Storage Inc., Class A(a)	169,719	3,837,347
Western Digital Corp.	222,495	12,323,998
Xerox Holdings Corp.	119,283	2,766,173

		1,638,169,906

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	108,657	4,563,594
Carter’s Inc.	33,502	3,151,533
Columbia Sportswear Co.	22,735	1,986,584
Hanesbrands Inc.	251,472	3,666,462
Lululemon Athletica Inc.(a)	81,934	28,515,490
Nike Inc., Class B	890,639	125,998,699
PVH Corp.	52,477	4,927,065
Ralph Lauren Corp.	35,847	3,718,768
Skechers U.S.A. Inc., Class A(a)	93,506	3,360,606
Tapestry Inc.	200,554	6,233,218
Under Armour Inc., Class A(a)	151,063	2,593,752
Under Armour Inc., Class C, NVS(a)(b)	154,195	2,294,422
VF Corp.	234,142	19,998,068

		211,008,261

Security	Shares	Value

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	242,512	$3,043,525
New York Community Bancorp. Inc.	313,147	3,303,701
Rocket Companies Inc., Class A(a)(b)	80,927	1,636,344
TFS Financial Corp.	43,681	770,096

		8,753,666

Tobacco — 0.6%
Altria Group Inc.	1,346,727	55,215,807
Philip Morris International Inc.	1,128,482	93,427,025

		148,642,832

Trading Companies & Distributors — 0.2%
Air Lease Corp.	80,077	3,557,020
Fastenal Co.	419,964	20,506,842
MSC Industrial Direct Co. Inc., Class A	30,874	2,605,457
United Rentals Inc.(a)	51,309	11,899,070
Univar Solutions Inc.(a)	110,755	2,105,453
Watsco Inc.	24,721	5,600,543
WW Grainger Inc.	31,771	12,973,370

		59,247,755

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	58,320	2,189,916

Water Utilities — 0.1%
American Water Works Co. Inc.	130,021	19,954,323
Essential Utilities Inc.	162,590	7,688,881

		27,643,204

Wireless Telecommunication Services — 0.2%
Telephone and Data Systems Inc.	72,940	1,354,496
T-Mobile U.S. Inc.(a)	397,956	53,664,367
U.S. Cellular Corp.(a)	18,683	573,381

		55,592,244

Total Common Stocks — 99.8% (Cost: $18,940,347,853)		25,824,518,109

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	279,885,789	280,053,720
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	28,290,000	28,290,000

		308,343,720

Total Short-Term Investments — 1.2% (Cost: $308,070,357)		308,343,720

Total Investments in Securities — 101.0% (Cost: $19,248,418,210)		26,132,861,829

Other Assets, Less Liabilities — (1.0)%		(261,087,311)

Net Assets — 100.0%		$25,871,774,518

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

10

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell 1000 ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$596,961,406	$—	$(317,436,813	)(a)	$187,500	$341,627	$280,053,720	279,885,789	$1,974,620	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	33,076,000	—	(4,786,000	)(a)	—	—	28,290,000	28,290,000	51,224		—
BlackRock Inc.	39,714,772	17,880,157	(9,699,967)		3,052,768	26,171,908	77,119,638	106,882	1,201,388		—

					$3,240,268	$26,513,535	$385,463,358		$3,227,232		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	233	03/19/21	$43,674	$804,879
S&P MidCap 400 E-Mini Index	12	03/19/21	2,764	60,425

				$865,304

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$25,824,518,109	$—	$—	$25,824,518,109
Money Market Funds	308,343,720	—	—	308,343,720

	$26,132,861,829	$—	$—	$26,132,861,829

Derivative financial instruments(a)
Assets
Futures Contracts	$865,304	$—	$—	$865,304

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

11